Asset Acquisition	12 Months Ended
Dec. 31, 2023
Asset Acquisition [Abstract]
Asset Acquisition

5. ASSET ACQUISITION

On March 22, 2021, the Company executed an agreement to purchase certain assets from Kizoto, LLC. Under the agreement, Global’s newly formed subsidiary, GlobalX Travel Technologies, Inc. (“GlobalX Travel”) would purchase all of the assets used in or relating to the business operation described as “Flugy” and GlobalX committed to finance Travel to facilitate the transaction. The assets acquired include all of Kizoto's right, title and interest in Flugy including, but not limited to, all software source code for the Flugy platform, website and mobile applications and related intellectual and intangible property. In assessing the assets transferred under the agreement, the Company determined that the Flugy assets do not constitute a business as defined in Subtopic 805-10. Accordingly, the transaction was accounted for as an asset purchase.

Consideration for the Flugy asset purchase included $50,000 paid to Kizoto, LLC and 20% of the shares issued and outstanding of GlobalX Travel. The Company recorded the Flugy platform and the related intangible assets acquired as other noncurrent assets at the total acquisition cost of $50,000. After the closing date, each party shall be entitled to receive a distribution of the net profits according to their respective percentage of ownership.

In connection with the agreement, GlobalX Travel shall pay Kizoto an initial monthly fee of $5,000 to cover ongoing management and development services. This rate increased to $10,000 once the first flight was flown. The monthly management fees will be expensed as incurred as these payments are composed of mostly management and administrative fees. Services provided by Kizoto which further develop and improve the software will be capitalized and amortized over the estimated useful life. Once the Flugy platform is placed in service, GlobalX Travel shall pay Kizoto a fee for each passenger seat sold by GlobalX Travel or sold by a third party which uses the Flugy platform or technology. The per-seat fees are considered transaction costs incurred in the generation of revenue from passenger seat reservations. The costs will be recorded as a reduction of the related revenues generated.